CONTRACT ASSETS (Details Narrative)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	0.03%	0.03%
Top of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	55.93%	29.22%